Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value And Accumulated Amortization Of Intangible Assets

The carrying value and accumulated amortization of intangible assets at December 31, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	December 31, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(1,295)	$3,345
Homes in backlog	4,937	(4,169)	768
Joint venture management fee contracts	800	(293)	507

Total intangibles	$10,377	$(5,757)	$4,620

Estimated Future Amortization Expense	Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total Amortization
2013	$1,725
2014	1,244
2015	1,651

Total	$4,620